Summary of significant accounting policies (Details) - Minco Silver Corp [Member]	12 Months Ended
Dec. 31, 2017
Minco China [Member]
Disclosure of summary of significant accounting policies [Line Items]
Name of subsidiary	Minco China	[1]
Description of principal activities of subsidiaries	Exploring and evaluating mineral properties	[1]
Proportion of ownership interest in subsidiary	100.00%	[1]
Country of incorporation of subsidiary	China	[1]
Yuanling Minco [Member]
Disclosure of summary of significant accounting policies [Line Items]
Name of subsidiary	Yuanling Minco	[1]
Description of principal activities of subsidiaries	Exploring and evaluating mineral properties	[1]
Proportion of ownership interest in subsidiary	100.00%	[1]
Country of incorporation of subsidiary	China	[1]
Tibet Minco [Member]
Disclosure of summary of significant accounting policies [Line Items]
Name of subsidiary	Tibet Minco	[1]
Description of principal activities of subsidiaries	Exploring and evaluating mineral properties	[1]
Proportion of ownership interest in subsidiary	100.00%	[1]
Country of incorporation of subsidiary	China	[1]
Minco Resources [Member]
Disclosure of summary of significant accounting policies [Line Items]
Name of subsidiary	Minco Resources	[1]
Description of principal activities of subsidiaries	Holding company	[1]
Proportion of ownership interest in subsidiary	100.00%	[1]
Country of incorporation of subsidiary	China	[1]
Mingzhong [Member]
Disclosure of summary of significant accounting policies [Line Items]
Name of subsidiary	Mingzhong	[1]
Description of principal activities of subsidiaries	Exploring and evaluating mineral properties	[1]
Proportion of ownership interest in subsidiary	51.00%	[1]
Country of incorporation of subsidiary	China	[1]
Minco Yinyuan [Member]
Disclosure of summary of significant accounting policies [Line Items]
Name of subsidiary	Minco Yinyuan
Description of principal activities of subsidiaries	Treasury company
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation of subsidiary	China
Minco HK [Member]
Disclosure of summary of significant accounting policies [Line Items]
Name of subsidiary	Minco HK
Description of principal activities of subsidiaries	Holding company
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation of subsidiary	China
Changfu Minco [Member]
Disclosure of summary of significant accounting policies [Line Items]
Name of subsidiary	Changfu Minco
Description of principal activities of subsidiaries	Exploring, evaluating and developing mineral properties
Proportion of ownership interest in subsidiary	90.00%
Country of incorporation of subsidiary	China
Zhongjia [Member]
Disclosure of summary of significant accounting policies [Line Items]
Name of subsidiary	Zhongjia
Description of principal activities of subsidiaries	Service company
Proportion of ownership interest in subsidiary	90.00%
Country of incorporation of subsidiary	China
Huaihua [Member]
Disclosure of summary of significant accounting policies [Line Items]
Name of subsidiary	Huaihua	[1]
Description of principal activities of subsidiaries	Exploring and evaluating mineral properties	[1]
Proportion of ownership interest in subsidiary	100.00%	[1]
Country of incorporation of subsidiary	China	[1]
Minco International Resources [Member]
Disclosure of summary of significant accounting policies [Line Items]
Name of subsidiary	Minco International Resources	[1]
Description of principal activities of subsidiaries	Investment and service company	[1]
Proportion of ownership interest in subsidiary	100.00%	[1]
Country of incorporation of subsidiary	China	[1]

[1]	The Company acquired these subsidiaries on July 31, 2015. The Company’s operating results and cash flow in 2015 only include the results of these subsidiaries from August 1 to December 31, 2015.